CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Net revenues		$ 1,043,099,655	$ 619,948,777	$ 433,969,569
Cost of revenues		(522,326,988)	(303,634,829)	(203,073,957)
Gross profit		520,772,667	316,313,948	230,895,612
Operating expenses
Selling and marketing		(126,005,365)	(73,567,617)	(53,881,815)
General and administrative		(263,286,710)	(161,021,637)	(110,230,010)
Total operating expenses		(389,292,075)	(234,589,254)	(164,111,825)
Government subsidies		3,113,877	3,327,169	464,327
Income from operations		134,594,469	85,051,863	67,248,114
Interest income		18,133,229	17,732,879	16,613,656
Interest expense		(13,144,561)	(7,499,323)	(5,811,288)
Other (expense)/income		23,072,718	(2,522,253)	(2,010,109)
Gain from disposal of components		0	50,377,126	0
Gain from fair value change of long-term investments		0	1,265,852	1,202,000
Impairment loss on long-term investments		(8,074,891)	(7,503,944)	0
Income before provision for income tax and loss from equity method investments		154,580,964	136,902,200	77,242,373
Provision for income tax		(34,065,689)	(33,482,744)	(9,368,541)
Loss from equity method investments		(8,025,431)	(663,256)	(729,811)
Net income		112,489,844	102,756,200	67,144,021
Add: Net loss attributable to noncontrolling interest		4,390,168	122,318	12,554
Net income attributable to TAL Education Group's shareholders		$ 116,880,012	$ 102,878,518	$ 67,156,575
Net income per common share
Basic	[1]	$ 0.72	$ 0.64	$ 0.42
Diluted		$ 0.66	$ 0.60	$ 0.41
Weighted average shares used in calculating net income per common share
Basic		162,548,494	160,109,169	158,381,576
Diluted		188,508,419	183,056,255	163,589,649

[1]	The Company’s common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.